Cover	Mar. 28, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 28, 2020
Entity File Number	001-38101
Entity Registrant Name	WideOpenWest, Inc.
Entity Central Index Key	0001701051
Entity Tax Identification Number	46-0552948
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7887 East Belleview Avenue
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	720
Local Phone Number	479-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	WOW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false